Financial instruments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($) Swaption	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Derivative [Line Items]
Carrying value, long-term debt	$ 2,884,514,000	$ 3,357,841,000
Fair value of long-term obligations under capital lease excluding deferred financing fees	498,357,000	346,138,000
Carrying value of long-term capital lease obligations excluding deferred financing fees	498,784,000	342,767,000
Carrying amount of vessels held for use	6,432,402,000	6,358,744,000
Vessel impairments	285,195,000	0	$ 0
Amount that would be settled in cash in the next 12 months	$ 31,601,000
Swaption agreements | Swaption	2
Asset due to restructured swaption agreements	$ 11,338,000	33,632,000
Payments for swap terminations	31,211,000
Restricted cash	308,000	2,095,000
Estimated accumulated other comprehensive loss expected to be reclassified to net earnings	2,194,000
Swaption [Member] | Swaption Agreements [Member]
Derivative [Line Items]
Asset due to restructured swaption agreements	$ 11,300,000
Swaption Counterparty A [Member]
Derivative [Line Items]
Effective date	Mar. 02, 2017
Fixed per annum rate swapped for LIBOR	0.50%
Derivative, notional amount	$ 200,000,000
Swaption Counterparty B [Member]
Derivative [Line Items]
Effective date	Mar. 02, 2017
Fixed per annum rate swapped for LIBOR	1.183%
Derivative, notional amount	$ 200,000,000
Foreign Exchange Contract [Member]
Derivative [Line Items]
Derivative, notional amount	2,800,000	15,200,000
Fair value of financial instruments liability	6,000	1,260,000
Fair value of financial instruments assets	60,000	0
Vessels [Member]
Derivative [Line Items]
Carrying amount of vessels held for use	6,126,220,000	6,149,625,000
Fair Value Measured on Non-recurring Basis [Member] | Vessels [Member]
Derivative [Line Items]
Carrying amount of vessels held for use	619,521,000
Vessel impairments	285,195,000
Fair Value Measured on Non-recurring Basis [Member] | Level 2 [Member] | Vessels [Member]
Derivative [Line Items]
Fair value of vessels held for use	334,326,000
Senior Unsecured Notes [Member]
Derivative [Line Items]
Carrying value, long-term debt	345,000,000	345,000,000
Fair value, long-term debt	347,898,000	335,340,000
Revolving and Term Loan Credit Facilities [Member]
Derivative [Line Items]
Fair value, long-term debt excluding deferred financing fees	2,418,586,000	2,999,746,000
Carrying value, long-term debt	$ 2,558,389,000	$ 3,042,195,000